Stockholders' Deficit	12 Months Ended
Jun. 30, 2023
Stockholders' Deficit [Abstract]
Stockholders' Deficit

Note 8 — Stockholders’ Deficit

Common Stock — The Company is authorized to issue 145,000,000 shares of common stock with a par value of $0.0001 per share (the “Common Stock”). As of June 30, 2023 and 2022, there were 4,063,500 and 176,000 shares of Common Stock issued and outstanding, respectively.